Segment Reporting	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment Reporting

Note 14 -          Segment Reporting

The Company operates in two segments which are consistent with its internal organization. The major segments are beverage brand development and restaurant/tavern World of Beer franchise locations.

Revenues, expenses and assets not explicitly attributed to a segment are deemed to be unallocated.

See below for a summary:

ATTITUDE DRINKS INCORPORATED
SEGMENT REPORTING
MARCH 31, 2015

	Corporate
	Beverage
	Branding	Restaurant/	Minority
	Development	Tavern	Interest	Total

Net Revenues	$53,878	$738,465	$—	$792,343

Cost of Goods Sold	154,999	209,908	—	364,907

Gross Margin	(101,121)	528,557	—	427,436

Operating Expenses	1,204,323	467,378	—	1,671,701

Other Income/(Expense)	(3,711,923)	(53,089)	—	(3,765,012)

Net Income (Loss) Before Minority Interest	(5,017,206)	7,929	—	(5,009,277)

Minority Interest	—	—	(21,596)	(21,596)

Net income/(Loss)	(5,017,206)	7,929	(21,596)	(5,030,873)

Total Current Assets	36,510	315,506	—	352,016

Total Assets	56,145	1,525,753	—	1,581,898

Total Liabilities	16,985,040	1,542,626	(3,390)	18,524,276

ATTITUDE DRINKS INCORPORATED
SEGMENT REPORTING
MARCH 31, 2014

	Corporate
	Beverage
	Branding	Restaurant/	Minority
	Development	Tavern	Interest	Total

Net Revenues	$182,582	$—	$—	$182,582

Cost of Goods Sold	164,639	—	—	164,639

Gross Margin	17,943	—	—	17,943

Operating Expenses	1,765,360	—	—	1,765,360

Other Income/(Expense)	1,535,402	—	—	1,535,402

Net Income (Loss) Before Minority Interest	(212,015)	—	—	(212,015)

Minority Interest	—	—	—	—

Net income/(Loss)	(212,015)	—	—	(212,015)

Total Current Assets	55,000	—	—	55,000

Total Assets	86,221	—	—	86,221

Total Liabilities	12,421,740	—	—	12,421,740